Trade and other payables	12 Months Ended
Jun. 30, 2026
Trade and other payables
Trade and other payables

20.Trade and other payables

	As at 30	As at 30
	June 2026	June 2025
	US$’000	US$’000
Trade payables	972	1,140
Other payables	4	65
Accrued expenses	2,670	571
Trade and other payables	3,646	1,776